UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

AT Disciplined Equity Fund

AT Mid Cap Equity Fund

AT Income Opportunities Fund

Semi-Annual Report	April 30, 2015

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015 (Unaudited)

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-3AT-FUND; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value

CONSUMER DISCRETIONARY — 15.7%
Amazon.com*	36,265	$15,295,852
Comcast, Cl A	253,704	14,653,943
Dollar General	140,710	10,231,024
Home Depot	123,920	13,256,962
Macy’s	176,345	11,397,177
Omnicom Group	122,780	9,301,813
TJX	161,958	10,452,769
VF	111,654	8,087,099
Walt Disney	65,100	7,077,672

		99,754,311

CONSUMER STAPLES — 4.4%
Colgate-Palmolive	103,065	6,934,213
CVS Health	127,166	12,626,312
PepsiCo	86,278	8,206,764

		27,767,289

ENERGY — 6.3%
Anadarko Petroleum	127,274	11,976,483
EQT	61,093	5,494,705

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — continued
Marathon Oil	215,720	$6,708,892
Williams	307,686	15,750,446

		39,930,526

FINANCIALS — 17.1%
American Express	103,200	7,992,840
Bank of America	711,555	11,335,071
BlackRock, Cl A	21,601	7,861,468
Capital One Financial	156,740	12,672,429
Citigroup	166,608	8,883,538
JPMorgan Chase	215,936	13,660,111
Prudential Financial	165,190	13,479,504
Simon Property Group REIT	45,308	8,222,949
US Bancorp	280,280	12,015,604
Wells Fargo	230,528	12,702,093

		108,825,607

HEALTH CARE — 16.9%
Actavis*	43,677	12,354,476
Aetna	134,209	14,342,916
Express Scripts Holding*	191,999	16,588,713
Johnson & Johnson	118,340	11,739,328
Medtronic	228,903	17,041,828
Merck	174,462	10,390,957
Stryker	109,890	10,136,254
UnitedHealth Group	132,910	14,806,174

		107,400,646

INDUSTRIALS — 9.7%
Boeing	71,435	10,239,493
Danaher	149,697	12,257,190
General Electric	631,509	17,101,264

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Tyco International	146,340	$5,762,870
Union Pacific	58,870	6,253,760
United Technologies	88,983	10,121,816

		61,736,393

INFORMATION TECHNOLOGY — 23.8%
Alliance Data Systems*	27,360	8,134,401
Apple	183,030	22,906,205
Automatic Data Processing	166,759	14,097,806
Cisco Systems	426,781	12,304,096
Citrix Systems*	98,570	6,619,961
EMC	432,685	11,643,553
Fidelity National Information Services	113,478	7,091,240
Fiserv*	139,681	10,839,246
Google, Cl A*	9,532	5,230,876
Google, Cl C*	20,466	10,997,220
Microsoft	287,643	13,990,956
Oracle	360,705	15,733,952
Teradata*	88,175	3,878,818
Visa, Cl A	116,293	7,681,153

		151,149,483

MATERIALS — 1.6%
Praxair	85,683	10,447,328

TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications	238,415	12,025,653

TOTAL COMMON STOCK (Cost $427,312,651)		619,037,236

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2015 (Unaudited)

CASH EQUIVALENT (A) — 2.5%
	Shares	Value

AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $15,730,393)	15,730,393	$15,730,393

TOTAL INVESTMENTS — 99.9% (Cost $443,043,044)		$634,767,629

Percentages are based on Net Assets of $635,246,110.
*	Non-income producing security.

(A) The reporting rate is the 7-day effective yield as of April 30, 2015.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%**
	Shares	Value

CONSUMER DISCRETIONARY — 20.8%
AutoNation*	22,873	$1,407,833
AutoZone*	6,354	4,274,082
Bed Bath & Beyond*	22,732	1,601,697
Carter’s	12,248	1,223,085
Charter Communications, Cl A*	5,859	1,095,985
Delphi Automotive	13,801	1,145,483
Dick’s Sporting Goods	19,484	1,057,202
Discovery Communications, Cl C*	37,980	1,148,135
Dollar Tree*	36,498	2,788,812
Foot Locker	27,320	1,624,174
GameStop, Cl A	26,226	1,010,750
LKQ*	42,251	1,143,735
Marriott International, Cl A	29,509	2,362,195
Mohawk Industries*	8,824	1,530,964
Panera Bread, Cl A*	6,883	1,256,010
Polaris Industries	8,507	1,165,119
Ross Stores	20,896	2,066,196
Tractor Supply	18,567	1,597,876
Whirlpool	8,577	1,506,121

		31,005,454

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER STAPLES — 4.3%
Brown-Forman, Cl B	16,731	$1,509,638
Church & Dwight	20,543	1,667,475
Monster Beverage*	23,296	3,194,115

		6,371,228

ENERGY — 3.4%
Concho Resources*	10,660	1,350,196
EQT	14,084	1,266,715
Noble Energy	16,166	819,939
Pioneer Natural Resources	9,319	1,610,137

		5,046,987

FINANCIALS — 5.9%
American Tower, Cl A REIT	12,742	1,204,501
Ameriprise Financial	17,155	2,149,179
Intercontinental Exchange	6,601	1,482,123
Jones Lang LaSalle	7,483	1,242,627
T Rowe Price Group	15,813	1,283,699
TD Ameritrade Holding	38,969	1,412,626

		8,774,755

HEALTH CARE — 18.4%
Aetna	20,931	2,236,896
Alkermes*	17,684	979,163
AmerisourceBergen, Cl A	26,826	3,066,212
Catamaran*	26,614	1,579,541
Envision Healthcare Holdings*	31,556	1,197,866
HCA Holdings*	16,449	1,217,390
HealthSouth	39,780	1,798,851
Humana	11,401	1,888,006
Jazz Pharmaceuticals*	6,495	1,160,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Medivation*	21,108	$2,548,580
MEDNAX*	33,956	2,403,406
Mylan*	30,427	2,198,655
Regeneron Pharmaceuticals*	2,647	1,210,897
Team Health Holdings*	32,121	1,913,448
Universal Health Services, Cl B	16,872	1,973,180

		27,372,747

INDUSTRIALS — 10.2%
AMETEK	41,016	2,150,059
Fluor	14,649	880,991
Hubbell, Cl B	9,495	1,033,341
IHS, Cl A*	8,542	1,071,765
Kansas City Southern	11,048	1,132,310
Pentair	14,860	923,549
Rexnord*	34,097	903,230
Roper Technologies	14,048	2,362,452
Stericycle*	10,872	1,450,651
Timken	17,084	671,230
Wabtec	10,766	1,012,542
WW Grainger	6,601	1,639,886

		15,232,006

INFORMATION TECHNOLOGY — 28.1%
Alliance Data Systems*	15,955	4,743,581
Altera	36,639	1,527,114
Amphenol, Cl A	25,697	1,422,843
ANSYS*	14,790	1,269,574
Avago Technologies, Cl A	29,156	3,407,753
Cardtronics*	42,534	1,604,808
Check Point Software Technologies*	28,344	2,366,157

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Citrix Systems*	11,401	$765,691
Cognizant Technology Solutions, Cl A*	66,218	3,876,402
EPAM Systems*	32,050	2,073,956
Equinix	6,354	1,626,179
Fidelity National Information Services	16,272	1,016,837
Fiserv*	51,393	3,988,097
Microchip Technology	42,075	2,005,084
NXP Semiconductor*	31,838	3,060,269
Skyworks Solutions	25,838	2,383,555
TE Connectivity	18,319	1,219,129
Vantiv, Cl A*	54,252	2,121,253
WEX*	12,919	1,456,100

		41,934,382

MATERIALS — 4.4%
Ashland	9,354	1,181,971
Berry Plastics Group*	44,616	1,526,759
Crown Holdings*	24,602	1,334,905
FMC	17,931	1,063,488
International Flavors & Fragrances	12,742	1,462,145

		6,569,268

TELECOMMUNICATION SERVICES — 1.4%
SBA Communications, Cl A*	18,743	2,170,814

TOTAL COMMON STOCK (Cost $131,095,814)		144,477,641

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2015 (Unaudited)

CASH EQUIVALENT (A) — 3.2%
	Shares	Value

AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $4,723,371)	4,723,371	$4,723,371

TOTAL INVESTMENTS — 100.1% (Cost $135,819,185)		$149,201,012

Percentages are based on Net Assets of $149,044,095.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) The reporting rate is the 7-day effective yield as of April 30, 2015.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.8%
	Shares	Value

CONSUMER DISCRETIONARY — 5.1%
Home Depot	17,425	$1,864,126
McDonald’s	17,200	1,660,660
Regal Entertainment Group, Cl A	113,375	2,494,250
Six Flags Entertainment	35,319	1,660,699
Time Warner Cable	12,003	1,866,707

		9,546,442

CONSUMER STAPLES — 2.1%
Kellogg	31,525	1,996,478
PepsiCo	20,750	1,973,740

		3,970,218

ENERGY — 6.6%
ConocoPhillips	32,100	2,180,232
Kinder Morgan	41,100	1,765,245
Occidental Petroleum	24,750	1,982,475
ONEOK	39,050	1,878,305
Spectra Energy	46,600	1,735,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — continued
Williams	55,475	$2,839,765

		12,381,872

FINANCIALS — 13.1%
Ares Capital	137,100	2,333,442
BankUnited	51,150	1,680,789
Golub Capital	133,025	2,335,919
Hercules Technology Growth Capital	173,550	2,412,345
JPMorgan Chase	42,175	2,667,991
Navient	107,700	2,104,458
New Mountain Finance	160,250	2,394,135
Plum Creek Timber REIT	42,450	1,791,390
Prudential Financial	30,550	2,492,880
Sabra Health Care REIT	59,150	1,767,402
US Bancorp	59,275	2,541,119

		24,521,870

HEALTH CARE — 5.7%
Johnson & Johnson	27,575	2,735,440
Merck	47,750	2,843,990
Novartis ADR	22,950	2,336,310
Pfizer	80,100	2,717,793

		10,633,533

INDUSTRIALS — 6.2%
Boeing	16,475	2,361,527
General Electric	127,550	3,454,054
Lockheed Martin	11,175	2,085,255
TAL International Group	44,600	1,718,884
United Parcel Service, Cl B	19,525	1,962,848

		11,582,568

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value

INFORMATION TECHNOLOGY — 7.7%
Apple	22,850	$2,859,677
Automatic Data Processing	22,600	1,910,604
Cisco Systems	92,750	2,673,983
Intel	23,245	756,625
Microchip Technology	52,025	2,479,251
Microsoft	41,150	2,001,536
Paychex	36,050	1,744,460

		14,426,136

MATERIALS — 2.0%
Potash Corp. of Saskatchewan	57,025	1,861,296
Scotts Miracle-Gro, Cl A	27,100	1,748,221

		3,609,517

TELECOMMUNICATION SERVICES — 1.5%
Verizon Communications	54,825	2,765,373

UTILITIES — 5.8%
Abengoa Yield	64,050	2,171,935
Edison International	30,765	1,874,819
NextEra Energy	18,079	1,824,714
NRG Yield, Cl A	46,250	2,275,500
TerraForm Power, Cl A	69,075	2,730,535

		10,877,503

TOTAL COMMON STOCK (Cost $97,659,847)		104,315,032

CORPORATE OBLIGATIONS — 23.1%
CONSUMER DISCRETIONARY — 5.5%
CCO Holdings 6.625%, 01/31/22	$1,750,000	1,863,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Goodyear Tire & Rubber 8.250%, 08/15/20	$1,200,000	$1,266,000
Hanesbrands 6.375%, 12/15/20	1,100,000	1,163,250
Numericable Group 4.875%, 05/15/19 (A)	1,750,000	1,765,312
Sirius XM Radio 6.000%, 07/15/24 (A)	750,000	778,125
5.875%, 10/01/20 (A)	1,250,000	1,304,687
Speedway Motorsports 5.125%, 02/01/23 (A)	1,835,000	1,850,965
Tenneco 5.375%, 12/15/24	330,000	345,675

		10,337,764

ENERGY — 6.1%
Chesapeake Energy 4.875%, 04/15/22	1,500,000	1,383,750
DCP Midstream 6.750%, 09/15/37 (A)	1,500,000	1,475,512
Kinder Morgan MTN 7.800%, 08/01/31	1,150,000	1,379,403
Linn Energy 6.500%, 05/15/19	500,000	436,250
Regency Energy Partners 5.500%, 04/15/23	3,015,000	3,188,363
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,262,500
5.625%, 03/01/25 (A)	750,000	754,163
Targa Resources Partners 5.000%, 01/15/18 (A)	1,500,000	1,556,250

		11,436,191

FINANCIALS — 4.5%
Ally Financial 3.750%, 11/18/19	1,750,000	1,740,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Ares Capital 3.875%, 01/15/20	$2,500,000	$2,541,305
Bank of America MTN 3.950%, 04/21/25	2,250,000	2,216,110
Sabra Health Care 5.500%, 02/01/21	1,800,000	1,912,500

		8,410,465

HEALTH CARE — 1.5%
HCA 6.500%, 02/15/20	1,150,000	1,311,000
5.000%, 03/15/24	750,000	797,025
Universal Health Services 3.750%, 08/01/19 (A)	750,000	766,875

		2,874,900

INDUSTRIALS — 1.9%
Masco 4.450%, 04/01/25	1,750,000	1,806,875
United Rentals North America 6.125%, 06/15/23	1,650,000	1,729,613

		3,536,488

INFORMATION TECHNOLOGY — 1.0%
Sanmina 4.375%, 06/01/19 (A)	1,750,000	1,758,750

MATERIALS — 2.6%
NOVA Chemicals 5.000%, 05/01/25 (A)	1,500,000	1,580,625
Rockwood Specialties Group 4.625%, 10/15/20	3,160,000	3,294,300

		4,874,925

TOTAL CORPORATE OBLIGATIONS (Cost $43,233,332)		43,229,483

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2015 (Unaudited)

EXCHANGE TRADED FUNDS — 10.7%
	Shares	Value

iShares iBoxx $ High Yield Corporate Bond ETF	26,050	$2,370,290
iShares iBoxx $ Investment Grade Corporate Bond ETF	30,900	3,706,146
PIMCO 0-5 Year High Yield Corporate Bond ETF	35,965	3,655,842
PowerShares Senior Loan Portfolio	424,285	10,259,211

TOTAL EXCHANGE TRADED FUNDS (Cost $20,456,339)		19,991,489

CLOSED-END FUNDS — 3.3%
BlackRock Municipal Income Trust	119,000	1,704,080
BlackRock MuniYield Quality Fund III	151,176	2,186,005
Nuveen Municipal Opportunity Fund	153,075	2,231,834

TOTAL CLOSED-END FUNDS (Cost $5,812,560)		6,121,919

PREFERRED STOCK — 1.2%
FINANCIALS — 1.2%
State Street, 5.250%	8,165	202,165
Wells Fargo, 7.500%*	1,700	2,071,875

TOTAL PREFERRED STOCK (Cost $2,270,645)		2,274,040

CASH EQUIVALENT (B) — 6.0%
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $11,105,176)	11,105,176	11,105,176

TOTAL INVESTMENTS — 100.1% (Cost $180,537,899)		$187,037,139

Percentages are based on Net Assets of $186,904,739.
*	Non-income producing security.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2015 (Unaudited)

(B) The reporting rate is the 7-day effective yield as of April 30, 2015.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MTN — Medium Term Note

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2015 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$104,315,032	$—	$—	$104,315,032
Corporate Obligations	—	43,229,483	—	43,229,483
Exchange Traded Funds	19,991,489	—	—	19,991,489
Closed-End Funds	6,121,919	—	—	6,121,919
Preferred Stock	2,274,040	—	—	2,274,040
Cash Equivalent	11,105,176	—	—	11,105,176

Total Investments in Securities	$143,807,656	$43,229,483	$—	$187,037,139

For the period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Assets:
Investments at Value (Cost $443,043,044, $135,819,185 and $180,537,899, respectively)	$634,767,629	$149,201,012	$187,037,139
Receivable for Capital Shares Sold	756,924	2,618,300	782,500
Dividends Receivable	260,249	28,340	642,381
Receivable for Investment Securities Sold	—	—	4,569,581
Deferred Offering Costs (see Note 2)	—	5,097	5,097
Reclaim Receivable	7,770	—	12,011
Prepaid Expenses	22,119	16,231	17,343

Total Assets	635,814,691	151,868,980	193,066,052

Liabilities:
Payable for Investment Securities Purchased	—	2,702,135	6,041,119
Payable for Capital Shares Redeemed	121,032	—	—
Payable Due to Adviser	352,257	97,756	89,276
Payable Due to Administrator	41,871	8,219	11,904
Chief Compliance Officer Fees Payable	6,370	640	1,332
Payable Due to Trustees	3,183	630	888
Other Accrued Expenses	43,868	15,505	16,794

Total Liabilities	568,581	2,824,885	6,161,313

Net Assets	$635,246,110	$149,044,095	$186,904,739

Net Assets Consist of:
Paid-in Capital	$423,668,330	$135,620,628	$178,883,205
Undistributed Net Investment Income (Accumulated Net Investment Loss)	1,506,013	(151,321)	233,765
Accumulated Net Realized Gain on Investments	18,347,182	192,961	1,288,529
Net Unrealized Appreciation on Investments	191,724,585	13,381,827	6,499,240

Net Assets	$635,246,110	$149,044,095	$186,904,739

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	39,664,865	12,796,477	18,163,940

Net Asset Value, Offering and Redemption Price Per Share	$16.02	$11.65	$10.29

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS
	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Investment Income:
Dividends	$5,101,997	$321,263	$1,665,846
Income Distributions from Registered Investment Companies	—	—	557,450
Interest	—	—	625,207
Less: Foreign Taxes Withheld	—	—	(21,067)

Total Income	5,101,997	321,263	2,827,436

Expenses:
Investment Advisory Fees	2,055,177	342,994	432,906
Administration Fees	243,375	49,589	57,721
Trustees’ Fees	8,861	1,145	1,964
Chief Compliance Officer Fees	2,138	476	591
Transfer Agent Fees	31,286	12,149	14,481
Legal Fees	15,405	3,194	4,545
Printing Fees	13,711	1,954	3,179
Custodian Fees	12,110	2,480	2,484
Audit Fees	11,080	10,949	10,958
Registration and Filing Fees	7,689	5,915	5,342
Deferred Offering Costs (See Note 2)	—	16,924	16,924
Other Expenses	12,921	1,592	3,939

Total Expenses	2,413,753	449,361	555,034
Advisory Waiver Recapture (Note 5)	—	7,984	35,562
Less:
Waiver of Investment Advisory Fees	(10,407)	—	—
Fees Paid Indirectly (Note 4)	(10)	(1)	(1)

Net Expenses	2,403,336	457,344	590,595

Net Investment Income (Loss)	2,698,661	(136,081)	2,236,841

Net Realized Gain on Investments	20,035,504	200,164	1,281,488
Distributions of Realized Gains from Registered Investment Companies	—	—	10,548
Net Change in Unrealized Appreciation on Investments	12,470,612	8,831,901	1,795,880

Net Realized and Unrealized Gain on Investments	32,506,116	9,032,065	3,087,916

Net Increase in Net Assets Resulting from Operations	$35,204,777	$8,895,984	$5,324,757

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Disciplined Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014(1)
Operations:
Net Investment Income	$2,698,661	$4,685,834
Net Realized Gain on Investments	20,035,504	20,926,154
Net Change in Unrealized Appreciation on Investments	12,470,612	62,097,608

Net Increase in Net Assets Resulting from Operations	35,204,777	87,709,596

Dividends and Distributions:
Net Investment Income	(4,840,963)	(4,204,041)
Net Realized Gains	(20,802,204)	(20,702,478)

Total Dividends and Distributions	(25,643,167)	(24,906,519)

Capital Share Transactions:
Issued	53,821,972	83,082,434
Reinvestment of Dividends and Distributions	22,709,586	22,306,354
Redeemed	(37,226,290)	(52,698,041)

Net Increase in Net Assets from Capital Share Transactions	39,305,268	52,690,747

Total Increase in Net Assets	48,866,878	115,493,824
Net Assets:
Beginning of Period	586,379,232	470,885,408

End of Period	$635,246,110	$586,379,232

Undistributed Net Investment Income	$1,506,013	$3,648,315

Shares Issued and Redeemed:
Issued	3,395,970	5,692,598
Reinvestment of Dividends and Distributions	1,440,161	1,647,441
Redeemed	(2,350,089)	(3,629,698)

Net Increase in Shares Outstanding from Share Transactions	2,486,042	3,710,341

(1)	On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Disciplined Equity Fund. Information presented prior to January 2, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Mid Cap Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*
Operations:
Net Investment Loss	$(136,081)	$(27,731)
Net Realized Gain on Investments	200,164	330,354
Net Change in Unrealized Appreciation on Investments	8,831,901	2,045,285

Net Increase in Net Assets Resulting from Operations	8,895,984	2,347,908

Dividends and Distributions:
Net Realized Gains	(325,066)	—

Total Dividends and Distributions	(325,066)	—

Capital Share Transactions:
Issued	94,396,789	38,860,011
Issued in Connection with In-Kind Transfer**	—	6,990,801
Reinvestment of Dividends and Distributions	300,533	—
Redeemed	(2,111,709)	(311,156)

Net Increase in Net Assets from Capital Share Transactions	92,585,613	45,539,656

Total Increase in Net Assets	101,156,531	47,887,564
Net Assets:
Beginning of Period	47,887,564	—

End of Period	$149,044,095	$47,887,564

Accumulated Net Investment Loss	$(151,321)	$(15,240)

Shares Issued and Redeemed:
Issued	8,411,953	3,877,032
Issued in Connection with In-Kind Transfer**	—	699,080
Reinvestment of Dividends and Distributions	27,471	—
Redeemed	(188,246)	(30,813)

Net Increase in Shares Outstanding from Share Transactions	8,251,178	4,545,299

*	Commenced operations on June 27, 2014.

**	See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Income Opportunities Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*
Operations:
Net Investment Income	$2,236,841	$805,064
Net Realized Gain on Investments	1,292,036	365,760
Net Change in Unrealized Appreciation on Investments	1,795,880	653,089

Net Increase in Net Assets Resulting from Operations	5,324,757	1,823,913

Dividends and Distributions:
Net Investment Income	(2,177,639)	(642,889)
Net Realized Gains	(356,879)	—

Total Dividends and Distributions	(2,534,518)	(642,889)

Capital Share Transactions:
Issued	69,674,766	77,392,103
Issued in Connection with In-Kind Transfer**	—	38,605,944
Reinvestment of Dividends and Distributions	1,150,784	213,853
Redeemed	(3,351,074)	(752,900)

Net Increase in Net Assets from Capital Share Transactions	67,474,476	115,459,000

Total Increase in Net Assets	70,264,715	116,640,024
Net Assets:
Beginning of Period	116,640,024	—

End of Period	$186,904,739	$116,640,024

Undistributed Net Investment Income	$233,765	$174,563

Shares Issued and Redeemed:
Issued	6,810,356	7,760,774
Issued in Connection with In-Kind Transfer**	—	3,860,594
Reinvestment of Dividends and Distributions	112,850	21,645
Redeemed	(325,873)	(76,406)

Net Increase in Shares Outstanding from Share Transactions	6,597,333	11,566,607

*	Commenced operations on June 27, 2014.

**	See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2015 (Unaudited)		Years Ended October 31,
			2014(2)	2013(2)	2012(2)	2011(2)	2010(2)
Net Asset Value, Beginning of Period	$15.77		$14.07	$11.78	$10.61	$9.61	$8.47

Income from Investment Operations:
Net Investment Income(1)	0.07		0.13	0.13	0.12	0.09	0.09
Net Realized and Unrealized Gain	0.86		2.32	2.70	1.33	1.00	1.13

Total from Investment Operations	0.93		2.45	2.83	1.45	1.09	1.22

Dividends and Distributions:
Net Investment Income	(0.13)		(0.13)	(0.13)	(0.09)	(0.09)	(0.08)
Net Realized Gains	(0.55)		(0.62)	(0.41)	(0.19)	—	—

Total Dividends and Distributions	(0.68)		(0.75)	(0.54)	(0.28)	(0.09)	(0.08)

Net Asset Value, End of Period	$16.02		$15.77	$14.07	$11.78	$10.61	$9.61

Total Return†	5.99%		18.25%	25.16%	14.05%	11.44%	14.51%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$635,246		$586,379	$470,885	$320,681	$227,712	$188,719
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.79	%**	0.79%	0.80%	0.78%	0.80%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.79	%**	0.81%	0.80%	0.79%	0.81%	0.75%
Ratio of Net Investment Income to Average Net Assets	0.89	%**	0.89%	1.03%	1.07%	0.89%	0.96%
Portfolio Turnover Rateˆ	10	%***	22%	19%	22%	38%	34%

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

**	Annualized

***	Not Annualized
(1)	Per share calculations were performed using average shares for the period.

(2)	On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Disciplined Equity Fund. Information presented prior to January 2, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.54		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)		(0.01)
Net Realized and Unrealized Gain	1.19		0.55

Total from Investment Operations	1.17		0.54

Dividends and Distributions:
Net Realized Gains	(0.06)		—

Total Dividends and Distributions	(0.06)		—

Net Asset Value, End of Period	$11.65		$10.54

Total Return†	11.12%		5.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$149,044		$47,888
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.00	%**^	1.00	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.98	%**	1.67	%**
Ratio of Net Investment Income to Average Net Assets	(0.30	)%**	(0.27	)%**
Portfolio Turnover Rate	9	%***	7	%***

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Commenced operations on June 27, 2014.

**	Annualized

***	Not Annualized

^	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.08		$10.00

Income from Investment Operations:
Net Investment Income(1)	0.16		0.09
Net Realized and Unrealized Gain	0.23		0.05

Total from Investment Operations	0.39		0.14

Dividends and Distributions:
Net Investment Income	(0.15)		(0.06)
Net Realized Gains	(0.03)		—

Total Dividends and Distributions	(0.18)		(0.06)

Net Asset Value, End of Period	$10.29		$10.08

Total Return†	3.91%		1.42%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$186,905		$116,640
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.82	%**^	0.85	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.77	%**	0.97	%**
Ratio of Net Investment Income to Average Net Assets	3.10	%**	2.76	%**
Portfolio Turnover Rateˆ	12	%***	6	%***

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Commenced operations on June 27, 2014.

**	Annualized

***	Not Annualized

^	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of AT Disciplined Equity Fund (the “Disciplined Equity Fund”), the AT Mid Cap Equity Fund (the “Mid Cap Equity Fund” and the AT Income Opportunities Fund (the “Income Opportunities Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Mid Cap Equity Fund and Income Opportunities Fund commenced operations on June 27, 2014 as a result of contributions in-kind. On this date, the Mid Cap Equity Fund issued 699,080 shares and acquired securities, cash and receivables in a tax-free transaction at their then current value of $6,990,801, including unrealized appreciation of $2,504,641, and the Income Opportunities Fund issued 3,860,594 shares and acquired securities, cash and receivables in a tax-free transaction at their then current value of $38,605,944, including unrealized appreciation of $4,050,271.

On October 17, 2013, the shareholders of the Invesco Disciplined Equity Fund (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the acquisition of all the assets and assumption of all the liabilities of the Predecessor Fund, a series of AIM Equity Funds (Invesco Equity Funds), by the Disciplined Equity Fund in exchange for Institutional Class shares of the Disciplined Equity Fund; (b) the distribution of such shares to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The Disciplined Equity Fund had no operations prior to the Reorganization. The effective date of the Reorganization was January 2, 2014.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

The Disciplined Equity Fund is the successor to the Predecessor Fund. The Predecessor Fund was managed by Invesco Advisers, Inc. (“Invesco”). The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Disciplined Equity Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund for periods prior to January 2, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2015, there were no Level 3 securities.

For the six months ended April 30, 2015, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Funds. For the six months ended April 30, 2015, the remaining amount still to be amortized for the Mid Cap Equity Fund and Income Opportunities Fund was $5,097 and $5,097, respectively.

Dividends and Distributions to Shareholders — The Disciplined Equity Fund and Mid Cap Equity Fund distribute substantially all of their net investment income, if any, at least annually. The Income Opportunities Fund distributes substantially all of its net investment income, if any, quarterly. For each Fund, any net realized capital gains, if any, are distributed at least annually. All distributions and distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2015, the Funds paid the following for these services: $243,375, $49,589 and $57,721 for the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2015, the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund earned credits of $10, $1 and $1, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, AT Investment Advisers, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund and Income Opportunities Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund and 0.60% of the average daily net assets of the Income Opportunities Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.79% of the Disciplined Equity Fund’s average daily net assets until February 29, 2016, and 1.00% of the Mid Cap Equity Fund’s average daily net assets and 0.85% of the Income Opportunities Fund’s average daily net assets until February 28, 2016. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2015, the amounts the Adviser may seek as reimbursement of previously waived fees, up to the expense cap in place at the time the expenses were waived, were $96,254 and $60,174 from the Disciplined Equity Fund and Mid Cap Equity Fund, respectively, expiring in 2017, and $10,407 from the Disciplined Equity Fund expiring in 2018. For the period ended April 30, 2015, the Adviser recaptured previously waived fees of $7,984 and $35,562 from the Mid Cap Equity Fund and Income Opportunities Fund, respectively. For the period ended April 30, 2015, the Income Opportunities Fund no fees subject to recapture.

6. Investment Transactions:

The cost of purchases and proceeds from security sales, other than long-term U.S. Government and short-term securities for the period ended April 30, 2015, are as follows:

	Purchases	Sales
Disciplined Equity Fund	$76,907,812	$62,253,174
Mid Cap Equity Fund	97,870,277	8,596,405
Income Opportunities Fund	77,693,544	16,348,781

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended October 31, 2014 and 2013 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Disciplined Equity Fund
2014	$4,304,376	$20,602,143	$24,906,519
2013	3,466,757	11,412,444	14,879,201
Income Opportunities Fund
2014	642,889	—	642,889

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Late-Year Loss Deferral	Total Distributable Earnings
Disciplined Equity Fund	$3,935,961	$20,509,560	$177,570,649	$—	$202,016,170
Mid Cap Equity Fund	—	325,033	4,542,756	(15,240)	4,852,549
Income Opportunities Fund	244,973	285,324	4,700,998	—	5,231,295

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014. For the tax year ended October 31, 2014, the Mid Cap Equity Fund elected to treat the qualified ordinary late year loss of $15,240 as arising in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds have no capital loss carryforwards under the new provision.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Disciplined Equity Fund	$443,043,044	$197,210,391	$(5,485,806)	$191,724,585
Mid Cap Equity Fund	135,819,185	15,525,038	(2,143,211)	13,381,827
Income Opportunities Fund	180,537,899	9,375,684	(2,876,444)	6,499,240

8. Other:

At April 30, 2015, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Disciplined Equity Fund	4	88%
Mid Cap Equity Fund	4	94%
Income Opportunities Fund	3	90%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No.2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2014 to April 30, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,059.90	0.79%	$4.03
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,111.20	1.00%	$5.23
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.84	1.00%	$5.01
Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.10	0.82%	$4.15
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.73	0.82%	$4.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
AT INCOME OPPORTUNITIES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 13, 2013 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
AT INCOME OPPORTUNITIES FUND

providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
AT INCOME OPPORTUNITIES FUND

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

AT Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-3AT-FUND

Adviser:

AT Investment Advisers, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015